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     2002 Semiannual Report
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     JANUS WORLDWIDE FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     7

     Statement of Operations ........................................     8

     Statement of Changes in Net Assets .............................     9

     Financial Highlights ...........................................    10

     Notes to Schedule of Investments ...............................    11

     Notes to Financial Statements ..................................    12

     Explanation of Charts and Tables ...............................    16

     Shareholder Meeting ............................................    18

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JANUS WORLDWIDE FUND                        Helen Young Hayes, portfolio manager
(closed to new investors)                      Laurence Chang, portfolio manager

Janus Worldwide Fund gained 2.17% for the six months ended April 30, 2002, slightly underperforming a 3.29% gain by its benchmark, the Morgan Stanley Capital International World Index.(1)

Performance by the world's equity markets was mixed throughout the period as investors tried to assess the strength of the nascent economic recovery and to distinguish between short-term rebuilding efforts following September 11 and true improvements in industrial spending. Also weighing on investor sentiment was the Enron scandal, in which both corporate management and outside auditors were implicated; Enron contributed to a growing distrust of financial statements and rising risk premia. Escalating tensions in the Middle East and a continuing threat of terrorism added to the volatility.

[PHOTO]

[PHOTO]

Although corporate earnings remained depressed, the brighter economic outlook suggested that profitability could improve in the second half of the year. Against this backdrop, both the U.S. Federal Reserve and the European Central Bank left interest rates unchanged. In Japan, signs that the economy may be stabilizing helped the Nikkei 225 Index gain despite continued concerns over that country's entrenched structural inefficiencies. Meanwhile, an improved U.S. economic climate and firming commodity prices buoyed the outlook for the emerging markets, helping to dispel the cloud cast by Argentina's recent credit default and currency devaluation.

Hindering our results was a sharp decline in shares of Tyco International. In the wake of the Enron accounting scandal, corporate accounting methods came under scrutiny and Tyco faced questions about its aggressive acquisition strategy and increasing debt position. Tyco responded to these and other concerns in late January by announcing an aggressive restructuring program that would have broken the company into four separate units, a move that our "sum-of-the-parts" analysis showed would unlock significant shareholder value. In late April, Tyco executives announced substantial changes to this plan, damaging management credibility and sending the stock lower. Despite achieving short-term cash-flow targets, the business disruptions from the now-canceled breakup plan damaged current business trends and reduced Tyco's earnings outlook. Consequently, we significantly cut our exposure to Tyco during the period.

Also working against us were declines in a number of our pharmaceutical holdings, including Pfizer in the U.S., Japan's Takeda Chemical and Israel's Teva Pharmaceuticals.

Although looming patent expirations and regulatory foot-dragging pressured virtually the entire pharmaceutical sector during the period, we remain upbeat on the long-term potential of the drug companies we own. We believe these are powerful franchises with established research and marketing platforms that will help them capitalize on growing demand as the global population ages and new markets are accessed. In many cases, valuations are more attractive today than they have been in several years.

On a positive note, several of our consumer staples stocks supported the Fund's performance. One standout was U.K.-based Diageo PLC, the world's leading distiller and distributor of premium beverages. Diageo boasts a stable of powerhouse brands that include Smirnoff vodka and Guinness beer. Its management continues to spin off underperforming businesses while intensifying its focus on its core spirits business. Other strong performers were Reckitt Benckiser and Unilever, both of which posted solid revenue gains and strong margin improvement.

Helping to support our results were solid gains by leading Japanese export firms benefiting from a weak yen, such as electronics and media giant Sony. Other examples included recent portfolio additions Nissan and Toyota Motor, both of which enjoyed stronger-than-expected automotive sales, most notably in the highly profitable U.S market.

The Fund also benefited from our earlier decision to use last year's retreat in media stocks to add exposure to some strong U.S.-based companies. These included media powerhouse Viacom, which we believe will capitalize on the anticipated rebound in advertising spending, and Interpublic Group of Companies, Inc., one of the world's leading advertising agency groups. Interpublic Group's new management has worked diligently to lower costs, improve efficiency and attract new clients. These efforts helped the company weather the recent advertising slump and position it for strong bottom-line profitability once the ad market rebounds.

To fund these and other additions, we trimmed or eliminated our exposure to several telecommunications holdings, including Japan's NTT DoCoMo and U.K.-based Vodafone PLC. This decision reflects our view that the growth opportunities in wireless communications will plateau as the market matures and competition intensifies.

As we look into the future, we continue to see mixed signals in the global economic environment. Although consumer spending and housing remain robust, particularly in the U.S., there have been few signs of any sustained uptick in the manufacturing sector anywhere in the world. As a result, the anticipated earnings recovery could be muted and the environment for equities could remain volatile. In light of this, we have built a well-balanced and diversified portfolio, combining defensive franchises with more cyclical names. We continue to search for opportunities that combine reasonable valuations with sustainable growth prospects and improving returns.

Thank you for your continued investment.

(1) Both returns include reinvested dividends and distributions. Net dividends reivested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                         Janus Worldwide Fund  April 30, 2002  1
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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              89.5%                88.1%
  Foreign                                             51.3%                51.6%
    European                                          33.6%                30.3%
Top 10 Equities/Preferred                             19.7%                23.5%
Number of Stocks                                        144                  130
Cash and Cash Equivalents                             10.5%                11.9%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Medical - Drugs                                       10.3%                12.2%
Oil Companies - Integrated                             6.9%                 7.7%
Multimedia                                             4.0%                 4.1%
Broadcast Services and Programming                     4.0%                 2.7%
Diversified Operations                                 3.4%                 7.3%

Top 5 Countries
                                             April 30, 2002     October 31, 2001
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United States                                         38.1%                36.4%
United Kingdom                                        10.0%                 7.8%
Japan                                                  7.0%                 6.8%
Netherlands                                            5.7%                 6.9%
Switzerland                                            5.0%                 4.6%

Top 10 Equity/Preferred Holdings
                                             April 30, 2002     October 31, 2001
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Citigroup, Inc.                                        2.9%                 2.9%
Pfizer, Inc.                                           2.2%                 2.4%
Clear Channel Communications, Inc.                     2.2%                 1.7%
STMicroelectronics N.V.                                2.1%                 1.7%
Koninklijke Ahold N.V.                                 2.0%                 1.7%
Total Fina Elf                                         1.8%                 2.0%
Unilever N.V.                                          1.7%                 1.7%
Petroleo Brasileiro S.A. (ADR)                         1.7%                 1.4%
Grupo Televisa S.A. (ADR)                              1.6%                 1.1%
GlaxoSmithKline PLC                                    1.5%                 0.2%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Ten Year       Since 5/15/91*
(20.40)%         6.97%          12.61%           13.85%

Janus Worldwide
Fund
$41,452

Morgan Stanley
Capital
International
World Index
$22,535

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Worldwide Fund and the Morgan Stanley Capital International World Index. Janus Worldwide Fund is represented by a shaded area of blue. The Morgan Stanley Capital International World Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 15, 1991, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Worldwide Fund ($41,452) as compared to the Morgan Stanley Capital International World Index ($22,535).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to recent market volatility, the Fund may have an increased position in cash for temporary defensive purposes. Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 86.9%
Advertising Agencies - 0.6%
   3,786,695    Interpublic Group of Companies, Inc. ........     $  116,933,142

Advertising Services - 0.5%
   9,224,285    WPP Group PLC** .............................         97,861,835

Aerospace and Defense - 1.3%
   1,343,515    General Dynamics Corp. ......................     $  130,441,871
   2,566,835    Raytheon Co. ................................        108,577,121

                                                                     239,018,992

Applications Software - 1.2%
   4,496,240    Microsoft Corp.* ............................        234,973,502

Audio and Video Products - 1.5%
   5,367,200    Sony Corp.** ................................        288,424,187

See Notes to Schedule of Investments.

2  Janus Worldwide Fund  April 30, 2002
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JANUS WORLDWIDE FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Automotive - Cars and Light Trucks - 2.6%
   3,929,700    BMW A.G.** ..................................     $  156,863,585
  19,652,000    Nissan Motor Company, Ltd.** ................        151,216,265
   6,945,000    Toyota Motor Corp.** ........................        189,310,674

                                                                     497,390,524

Beverages - Non-Alcoholic - 0.3%
   1,157,020    Coca-Cola Co. ...............................         64,226,180

Beverages - Wine and Spirits - 1.4%
  20,716,267    Diageo PLC** ................................        275,029,412

Broadcast Services and Programming - 4.0%
   8,818,587    Clear Channel Communications, Inc.* .........        414,032,660
   6,860,790    Grupo Televisa S.A. (ADR)*,**,# .............        310,107,708
   3,571,730    Liberty Media Corp. - Class A* ..............         38,217,511

                                                                     762,357,879

Cable Television - 0.9%
   2,516,773    Comcast Corp. - Special Class A* ............         67,323,678
   3,539,755    USA Networks, Inc.* .........................        105,874,072

                                                                     173,197,750

Cellular Telecommunications - 2.1%
  79,350,050    China Mobile, Ltd.*,** ......................        259,950,940
      56,116    NTT DoCoMo, Inc.*,** ........................        142,912,187
       1,188    NTT DoCoMo, Inc.** ..........................          3,007,008

                                                                     405,870,135

Chemicals - Diversified - 1.4%
   1,453,536    Akzo Nobel N.V.** ...........................         62,487,654
   2,110,299    Bayer A.G.** ................................         69,500,893
   8,469,659    BOC Group PLC** .............................        128,365,562

                                                                     260,354,109

Commercial Banks - 0.4%
     522,839    Banco Popular Espanol S.A.** ................         21,440,446
   1,150,371    Danske Bank A/S .............................         20,774,735
   3,831,881    Westpac Banking Corporation, Ltd. ...........         33,413,516

                                                                      75,628,697

Computer Services - 1.2%
   1,387,410    BISYS Group, Inc.* ..........................         47,449,422
   3,204,670    Electronic Data Systems Corp. ...............        173,885,394

                                                                     221,334,816

Cosmetics and Toiletries - 0.9%
   4,568,255    Estee Lauder Companies, Inc. - Class A ......        165,142,418

Data Processing and Management - 1.5%
     984,575    Automatic Data Processing, Inc. .............         50,055,793
   1,457,455    First Data Corp. ............................        115,853,098
   2,522,765    Fiserv, Inc.* ...............................        112,162,132

                                                                     278,071,023

Diversified Financial Services - 2.9%
  12,938,473    Citigroup, Inc. .............................        560,235,881

Diversified Minerals - 0.2%
   1,522,505    Companhia Vale do Rio Doce (ADR)* ...........         41,549,161

Diversified Operations - 3.4%
   5,270,380    Cendant Corp.* ..............................     $   94,814,136
   7,249,938    General Electric Co. ........................        228,735,544
   3,842,530    Honeywell International, Inc. ...............        140,944,000
  10,145,190    Tyco International, Ltd. ....................        187,178,756

                                                                     651,672,436

Electronic Components - Miscellaneous - 0.7%
   2,048,695    Celestica, Inc. - New York Shares*,** .......         56,748,852
   5,451,665    Flextronics International, Ltd.* ............         75,505,560

                                                                     132,254,412

Electronic Components - Semiconductors - 2.7%
     245,600    Rohm Company, Ltd.** ........................         36,629,581
     300,280    Samsung Electronics Company, Ltd.** .........         88,641,829
   8,890,387    STMicroelectronics N.V.** ...................        276,375,012
   3,773,576    STMicroelectronics N.V. - New York Shares** .        116,188,405

                                                                     517,834,827

Enterprise Software and Services - 0.4%
   7,098,035    Oracle Corp.* ...............................         71,264,271

Entertainment Software - 0.4%
   1,307,875    Electronic Arts, Inc.* ......................         77,230,019

Fiduciary Banks - 2.5%
   6,026,955    Bank of New York Company, Inc. ..............        220,526,283
   1,905,055    Mellon Financial Corp. ......................         71,934,877
   1,791,190    Northern Trust Corp. ........................         95,148,013
   1,671,695    State Street Corp. ..........................         85,440,331

                                                                     473,049,504

Finance - Credit Card - 0.6%
   2,891,085    American Express Co. ........................        118,563,396

Finance - Investment Bankers/Brokers - 0.7%
   1,707,050    Goldman Sachs Group, Inc. ...................        134,430,188

Finance - Mortgage Loan Banker - 1.1%
   2,609,880    Fannie Mae ..................................        205,997,828

Food - Diversified - 2.2%
     696,285    Groupe Danone** .............................         92,228,127
   5,124,903    Unilever N.V.** .............................        330,179,955

                                                                     422,408,082

Food - Retail - 2.7%
   1,478,659    Carrefour S.A.** ............................         64,553,653
  14,806,834    Koninklijke Ahold N.V.** ....................        370,240,742
  17,642,066    Safeway PLC** ...............................         78,157,793

                                                                     512,952,188

Food - Wholesale/Distribution - 0.3%
   1,802,450    Sysco Corp. .................................         52,289,075

Health Care Cost Containment - 0.3%
   1,467,180    McKesson Corp. ..............................         59,259,400

Human Resources - 0.2%
   8,361,903    Capita Group PLC** ..........................         46,519,328

Insurance Brokers - 0.9%
   1,696,045    Marsh & McLennan Companies, Inc. ............        171,436,229

Internet Security - 0.2%
   2,232,015    Check Point Software Technologies, Ltd.* ....         40,511,072

See Notes to Schedule of Investments.

                                         Janus Worldwide Fund  April 30, 2002  3
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JANUS WORLDWIDE FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Life and Health Insurance - 0.9%
   1,637,220    CIGNA Corp. .................................     $  178,456,980

Machinery - Electrical - 0.5%
   2,172,850    Schneider Electric S.A.** ...................        104,845,123

Medical - Biomedical and Genetic - 0.8%
   1,811,989    Amgen, Inc.* ................................         95,817,978
   1,508,040    Genentech, Inc.* ............................         53,535,420

                                                                     149,353,398

Medical - Drugs - 10.3%
   2,606,680    Abbott Laboratories .........................        140,630,386
   2,839,322    AstraZeneca Group PLC** .....................        133,152,692
  12,024,235    GlaxoSmithKline PLC** .......................        290,880,633
     999,630    Novartis A.G.** .............................         41,926,078
     491,020    OSI Pharmaceuticals, Inc.* ..................         15,697,909
  11,508,966    Pfizer, Inc. ................................        418,350,914
   1,580,456    Sanofi-Synthelabo S.A.** ....................        101,182,523
      83,256    Serono S.A. - Class B** .....................         63,722,488
   6,227,000    Takeda Chemical Industries, Ltd.** ..........        272,552,386
   3,192,705    Teva Pharmaceutical Industries, Ltd. (ADR) ..        178,823,407
   2,430,200    Wyeth .......................................        138,521,400
   6,136,000    Yamanouchi Pharmaceutical Company, Ltd.** ...        169,170,028

                                                                   1,964,610,844

Medical - HMO - 0.4%
     779,530    UnitedHealth Group, Inc. ....................         68,450,529

Medical - Wholesale Drug Distributors - 0.2%
     535,615    Cardinal Health, Inc. .......................         37,091,339

Medical Instruments - 0.9%
   3,913,560    Medtronic, Inc. .............................        174,896,996

Medical Products - 0.5%
     721,500    Baxter International, Inc. ..................         41,053,350
     975,210    Johnson & Johnson ...........................         62,276,911

                                                                     103,330,261

Metal Processors and Fabricators - 0.9%
  13,477,716    Assa Abloy A.B. - Class B ...................        174,452,176

Money Center Banks - 2.9%
  15,357,095    Banco Bilbao Vizcaya Argentaria S.A.** ......        179,061,558
   3,582,888    Barclays PLC** ..............................         31,380,291
   2,777,869    Credit Suisse Group** .......................         99,019,162
     681,553    Royal Bank of Scotland Group PLC** ..........         19,518,328
  11,674,893    Standard Chartered PLC** ....................        143,766,891
   1,802,037    UBS A.G.** ..................................         86,870,083

                                                                     559,616,313

Mortgage Banks - 0.4%
   4,653,436    Abbey National PLC** ........................         73,985,695

Multi-Line Insurance - 0.8%
   1,813,934    Aegon N.V.** ................................         41,679,325
   2,573,285    Allstate Corp. ..............................        102,262,346

                                                                     143,941,671

Multimedia - 3.9%
   5,808,326    AOL Time Warner, Inc.* ......................     $  110,474,361
   2,401,975    McGraw-Hill Companies, Inc. .................        153,702,380
   5,464,061    News Corporation, Ltd. ......................         35,675,762
     276,030    News Corporation, Ltd. (ADR) ................          7,281,671
   3,956,105    Viacom, Inc. - Class B* .....................        186,332,546
  11,174,345    Walt Disney Co. .............................        259,021,317

                                                                     752,488,037

Oil - Field Services - 0.4%
   1,400,970    Schlumberger, Ltd. ..........................         76,703,108

Oil Companies - Exploration and Production - 0.8%
   2,429,510    Anadarko Petroleum Corp. ....................        130,756,228
  16,094,000    CNOOC, Ltd.** ...............................         21,254,677

                                                                     152,010,905

Oil Companies - Integrated - 5.2%
  23,107,116    BP PLC** ....................................        198,261,537
   6,512,736    EnCana Corp.** ..............................        204,549,899
     315,289    EnCana Corp. - New York Shares** ............          9,915,839
   6,656,587    Eni S.p.A.** ................................        102,200,902
 526,490,200    PetroChina Company, Ltd.** ..................        107,334,837
     699,160    Petroleo Brasileiro S.A. (ADR) ..............         17,199,336
   2,270,942    Total Fina Elf** ............................        344,184,292

                                                                     983,646,642

Optical Supplies - 0.4%
   1,078,000    Hoya Corp.** ................................         80,262,274

Petrochemicals - 0.4%
  15,419,806    Reliance Industries, Ltd.* ..................         87,813,794

Publishing - Books - 0.7%
   4,541,469    Reed Elsevier N.V.** ........................         63,019,665
   6,310,631    Reed Elsevier PLC** .........................         61,800,405

                                                                     124,820,070

Publishing - Newspapers - 0.8%
     526,995    New York Times Co. - Class A ................         24,536,887
  10,432,873    Pearson PLC** ...............................        125,583,687

                                                                     150,120,574

Publishing - Periodicals - 0.7%
   7,036,527    Wolters Kluwer N.V.** .......................        142,659,234

Reinsurance - 2.0%
     486,680    Muenchener Rueckversicherungs
                  - Gesellschaft A.G.** .....................        120,596,639
   2,624,280    Swiss Re** ..................................        264,839,906

                                                                     385,436,545

Retail - Building Products - 0.5%
   1,616,250    Home Depot, Inc. ............................         74,945,513
   3,683,614    Kingfisher PLC** ............................         20,586,795

                                                                      95,532,308

Retail - Consumer Electronics - 0.2%
   8,875,387    Dixons Group PLC** ..........................         29,392,766

Retail - Discount - 0.9%
     586,670    Costco Wholesale Corp.* .....................         23,584,134
   1,115,325    Target Corp. ................................         48,683,936
   1,839,070    Wal-Mart Stores, Inc. .......................        102,730,450

                                                                     174,998,520

See Notes to Schedule of Investments.

4  Janus Worldwide Fund  April 30, 2002

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Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Retail - Drug Store - 0.2%
   1,117,770    Walgreen Co. ................................     $   42,218,173

Retail - Major Department Stores - 0.2%
     276,732    Pinault-Printemps-Redoute S.A.** ............         31,418,753

Security Services - 1.1%
  10,968,313    Securitas A.B. - Class B ....................        203,883,298

Semiconductor Components/Integrated Circuits - 0.8%
  60,487,600    Taiwan Semiconductor Manufacturing
                  Company, Ltd.* ............................        152,456,160

Semiconductor Equipment - 0.4%
   1,696,595    ASM Lithography Holding N.V.*,** ............         38,524,564
   1,757,008    ASM Lithography Holding N.V.
                  - New York Shares*,** .....................         39,233,989

                                                                      77,758,553

Soap and Cleaning Preparations - 0.4%
   3,904,251    Reckitt Benckiser PLC** .....................         69,129,477

Telecommunication Equipment - 0.5%
   3,078,919    Nokia Oyj** .................................         49,826,870
   2,375,121    Nokia Oyj (ADR)** ...........................         38,619,467

                                                                      88,446,337

Telecommunication Services - 0.4%
   3,793,375    Amdocs, Ltd.*,** ............................         82,430,039

Telephone - Integrated - 1.3%
   6,506,630    Telefonica S.A.*,** .........................         69,651,675
   4,651,290    Telefonos de Mexico S.A. (ADR)** ............        176,004,814

                                                                     245,656,489

Tobacco - 0.7%
   2,377,775    Philip Morris Companies, Inc. ...............        129,422,293

Transportation - Services - 0.3%
   1,041,235    United Parcel Service, Inc. - Class B .......         62,515,749
--------------------------------------------------------------------------------
Total Common Stock (cost $15,760,952,179) ...................     16,599,523,321
--------------------------------------------------------------------------------
Preferred Stock - 2.6%
Automotive - Cars and Light Trucks - 0.8%
     333,781    Porsche A.G.** ..............................        147,974,107

Diversified Minerals - 0%
      13,790    Companhia Vale do Rio Doce (ADR) ............            370,262

Multimedia - 0.1%
   2,528,276    News Corporation, Ltd. ......................         13,928,232

Oil Companies - Integrated - 1.7%
  14,088,860    Petroleo Brasileiro S.A. (ADR) ..............        329,679,324
--------------------------------------------------------------------------------
Total Preferred Stock (cost $444,122,213) ...................        491,951,925
--------------------------------------------------------------------------------
Money Market - 0.4%
                Janus Money Market Fund
$ 87,000,000      1.89% (cost $87,000,000) ..................     $   87,000,000
--------------------------------------------------------------------------------
Repurchase Agreements - 4.8%
 200,000,000    Bank of America Securities LLC, 1.85%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $200,010,278
                  collateralized by $491,908,137
                  in U.S. Government Agencies
                  0%-27.4867%, 1/25/06-4/15/32
                  with a value of $204,000,000 ..............        200,000,000

 722,300,000    Bank of America Securities LLC, 1.94%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $722,338,924
                  collateralized by $1,776,526,237
                  in U.S. Government Agencies
                  0%-27.4867%, 1/25/06-4/15/32
                  with a value of $736,746,000 ..............        722,300,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $922,300,000) .............        922,300,000
--------------------------------------------------------------------------------
Time Deposit - 3.6%
                Societe Generale, New York
 684,100,000      1.78125%, 5/1/01 (cost $684,100,000) ......        684,100,000
--------------------------------------------------------------------------------
Total Investments (total cost $17,898,474,392) - 98.3% ......     18,784,875,246
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.7%        315,234,968
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $19,100,110,214
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

                                         Janus Worldwide Fund  April 30, 2002  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS WORLDWIDE FUND

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Australia                                            0.5%         $   90,299,181
Bermuda                                              1.0%            187,178,756
Brazil                                               2.1%            388,798,083
Canada                                               1.4%            271,214,590
Denmark                                              0.1%             20,774,735
Finland                                              0.5%             88,446,337
France                                               3.9%            738,412,471
Germany                                              2.6%            494,935,224
Hong Kong                                            2.1%            388,540,454
India                                                0.5%             87,813,794
Israel                                               1.2%            219,334,479
Italy                                                0.5%            102,200,902
Japan                                                7.1%          1,333,484,590
Mexico                                               2.6%            486,112,522
Netherlands                                          5.8%          1,088,025,128
Singapore                                            0.4%             75,505,560
South Korea                                          0.5%             88,641,829
Spain                                                1.4%            270,153,679
Sweden                                               2.0%            378,335,474
Switzerland                                          5.1%            948,941,134
Taiwan                                               0.8%            152,456,160
United Kingdom                                      10.1%          1,905,803,166
United States++                                     47.8%          8,979,466,998
--------------------------------------------------------------------------------
Total                                              100.0%        $18,784,875,246

++Includes Short-Term Securities (38.8% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/10/02           270,600,000      $  394,083,171      (6,458,056)
British Pound 5/24/02            72,400,000         105,340,047      (1,845,747)
British Pound 10/25/02          105,100,000         151,530,079      (1,016,371)
Canadian Dollar 6/21/02          53,600,000          34,121,466        (350,834)
Euro 5/10/02                    615,500,000         554,333,892      (6,536,711)
Euro 5/24/02                    192,400,000         173,159,596      (2,300,414)
Euro 6/21/02                    425,700,000         382,662,305      (7,268,117)
Euro 10/25/02                   100,400,000          89,815,263        (621,814)
Hong Kong Dollar
  7/11/02                     2,086,500,000         267,504,801         (73,373)
Japanese Yen 5/10/02         20,650,000,000         160,925,142      (3,546,590)
Japanese Yen 5/24/02         34,000,000,000         265,191,557      (5,595,558)
Japanese Yen 6/21/02         13,460,000,000         105,139,548      (1,741,657)
Japanese Yen 10/25/02        39,800,000,000         313,338,401      (3,731,245)
Mexican Peso 7/16/02            525,100,000          55,476,319          633,100
South Korean Won
  7/16/02                    72,700,000,000          55,867,210      (1,345,053)
Swiss Franc 5/10/02              34,500,000          21,300,065        (217,211)
Swiss Franc 5/24/02              95,500,000          58,981,273      (1,302,014)
Swiss Franc 6/21/02              77,500,000          47,883,350      (1,448,359)
Swiss Franc 10/25/02            195,800,000         121,197,115      (1,516,137)
--------------------------------------------------------------------------------
Total                                            $3,357,850,600    $(46,282,161)

See Notes to Schedule of Investments.

6  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $ 17,898,474

Investments at value                                                $ 18,784,875
  Cash                                                                     1,541
  Receivables:
    Investments sold                                                     511,438
    Fund shares sold                                                      33,361
    Dividends                                                             48,497
    Interest                                                                  88
  Other assets                                                                44
--------------------------------------------------------------------------------
Total Assets                                                          19,379,844
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                180,051
    Fund shares repurchased                                               37,240
    Advisory fees                                                         10,637
    Transfer agent fees and expenses                                       2,686
  Accrued expenses                                                         2,838
  Forward currency contracts                                              46,282
--------------------------------------------------------------------------------
Total Liabilities                                                        279,734
--------------------------------------------------------------------------------
Net Assets                                                          $ 19,100,110
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          465,535

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      41.03
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                         Janus Worldwide Fund  April 30, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $     12,645
  Dividends                                                              115,960
  Foreign tax withheld                                                   (8,021)
--------------------------------------------------------------------------------
Total Investment Income                                                  120,584
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           66,662
  Transfer agent fees and expenses                                        17,238
  Registration fees                                                          104
  Postage and mailing expenses                                               538
  Custodian fees                                                           3,427
  Printing expenses                                                          681
  Audit fees                                                                  30
  Trustees' fees and expenses                                                 52
  Other expenses                                                              87
--------------------------------------------------------------------------------
Total Expenses                                                            88,819
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                  (1,356)
--------------------------------------------------------------------------------
Net Expenses                                                              87,463
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                              33,121
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                (784,835)
  Net realized gain/(loss) from foreign
    currency transactions                                                106,222
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                   1,145,465
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   466,852
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    499,973
--------------------------------------------------------------------------------

See Notes to Financial Statements.

8  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     33,121     $    147,975
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     (678,613)      (3,999,127)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                  1,145,465      (9,146,957)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         499,973     (12,998,109)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                (6,067)        (216,419)
  Net realized gain from investment transactions*                            --      (3,433,186)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                           (6,067)      (3,649,605)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                         1,814,179        4,400,917
  Reinvested dividends and distributions                                  5,915        3,556,158
  Shares repurchased                                                (3,545,273)      (8,753,221)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions             (1,725,179)        (796,146)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                               (1,231,273)     (17,443,860)
Net Assets:
  Beginning of period                                                20,331,383       37,775,243
------------------------------------------------------------------------------------------------
  End of period                                                    $ 19,100,110     $ 20,331,383
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $ 23,133,122     $ 24,858,301
  Accumulated net investment income/(loss)*                              33,368            6,314
  Accumulated net realized gain/(loss) from investments*            (4,906,807)      (4,228,194)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                       840,427        (305,038)
------------------------------------------------------------------------------------------------
                                                                   $ 19,100,110     $ 20,331,383
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            42,710           85,230
  Reinvested distributions                                                  140           60,334
------------------------------------------------------------------------------------------------
Total                                                                    42,850          145,564
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (83,395)        (173,452)
Net Increase/(Decrease) in Fund Shares                                 (40,545)         (27,888)
Shares Outstanding, Beginning of Period                                 506,080          533,968
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       465,535          506,080
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  5,966,790     $ 19,655,930
  Proceeds from sales of securities                                   7,169,603       23,685,720
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                         Janus Worldwide Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $     40.17    $     70.74    $     58.87    $     41.52    $     40.05    $     34.60
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .07            .39            .03            .02           1.26          (.08)
  Net gains/(losses) on securities
    (both realized and unrealized)                 .80        (24.04)          13.15          17.51           3.01           7.73
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .87        (23.65)          13.18          17.53           4.27           7.65
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.01)          (.41)          (.03)          (.18)         (1.35)          (.15)
  Distributions (from capital gains)*               --         (6.51)         (1.28)             --         (1.45)         (2.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.01)         (6.92)         (1.31)          (.18)         (2.80)         (2.20)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     41.03    $     40.17    $     70.74    $     58.87    $     41.52    $     40.05
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   2.17%        (36.56)%        22.41%         42.33%         11.40%         23.34%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)   $19,100,110    $20,331,383    $37,775,243    $24,091,321    $13,931,990    $10,358,225
Average Net Assets for the Period
  (in thousands)                           $20,695,907    $27,993,000    $38,726,913    $18,892,896    $13,078,350    $ 7,783,669
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.87%          0.87%          0.88%          0.89%          0.92%          0.97%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.85%          0.85%          0.86%          0.88%          0.90%          0.95%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                0.32%          0.53%          0.13%          0.07%          0.47%          0.65%
Portfolio Turnover Rate***                         64%            78%            58%            68%            86%            79%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

10  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

 * Non-income-producing security
** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.

#The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended April 30, 2002:

                              Purchases            Sales              Realized     Dividend    Market Value
                            Shares   Cost    Shares       Cost       Gain/(Loss)    Income      at 4/30/02
-----------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. (ADR)     --      --     155,770   $10,514,475   $(4,194,797)      --      $310,107,708
-----------------------------------------------------------------------------------------------------------

Repurchase Agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                        Janus Worldwide Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Worldwide Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $502,186 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

12  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                        Janus Worldwide Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Funds. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
         $278,387                     $208,842                   $621,500
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

14  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated        Federal Tax       Unrealized        Unrealized           Net
 Capital Losses         Cost          Appreciation      (Depreciation)    Appreciation
--------------------------------------------------------------------------------------
$(3,995,503,621)   $18,072,543,224   $2,263,020,087    $(1,550,688,065)   $712,332,022
--------------------------------------------------------------------------------------

                                        Janus Worldwide Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

16  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                        Janus Worldwide Fund  April 30, 2002  17

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SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                   509,973,989      268,823,135         6,560,687         14,773,034
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                   52.71%      1.29%      2.90%       92.65%      2.26%      5.09
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                  509,973,989       207,706,843         9,648,862        14,058,202      58,742,949
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                       40.73%      1.89%      2.76%     11.52%      71.58%       3.33%      4.85%     20.24%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Worldwide Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                   509,973,989       205,534,829        11,560,185       14,318,893      58,742,949
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                       40.30%      2.27%      2.81%     11.52%      70.84%       3.98%      4.93%     20.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                   509,973,989       204,917,977        12,088,916       14,407,014      58,742,949
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                       40.18%      2.37%      2.83%     11.52%      70.62%       4.17%      4.97%     20.24%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                   509,973,989       205,071,506        11,746,034       14,596,367      58,742,949
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                       40.21%      2.31%      2.86%     11.52%      70.68%       4.05%      5.03%     20.24%
---------------------------------------------------------------------------------------------------------------------------------

20 and 21  Janus Worldwide Fund  April 30, 2002

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      WW41-06/02

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